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May 5, 2014	Benjamin Kozik
(415) 315-6331
benjamin.kozik@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-1090

Re:	RS Investment Trust (the “Trust”) (Registration Nos. 033-16439 and 811-05159)

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the definitive form of the Prospectus relating to the Class A, Class C, Class K, and Class Y shares of RS Partners Fund, RS Value Fund, RS Large Cap Alpha Fund, RS Investors Fund, RS Global Natural Resources Fund, RS Small Cap Growth Fund, RS Select Growth Fund, RS Mid Cap Growth Fund, RS Growth Fund, RS Technology Fund, RS Small Cap Equity Fund, RS International Fund, RS Global Fund, RS Emerging Markets Fund, RS Emerging Markets Small Cap Fund, RS China Fund, RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Fund, RS Tax-Exempt Fund, RS High Income Municipal Bond Fund, RS Floating Rate Fund, and RS Strategic Income Fund, dated May 1, 2014, that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from those contained in Post-Effective Amendment No. 123 to the Trust’s Registration Statement under the Securities Act, which was filed electronically with the Securities and Exchange Commission pursuant to Rule 485(b) under the Securities Act on April 30, 2014, and became effective May 1, 2014.

Please direct any questions to the undersigned at (415) 315-6331.

Sincerely,
/s/ Benjamin Kozik
Benjamin Kozik

cc:	Nina Gupta, Esq., RS Investment Trust

Timothy W. Diggins, Esq., Ropes & Gray LLP